Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	March 31, 2025	March 31, 2024
Motor vehicles	$43,809	$44,029
Electronic equipment	79,992	75,905
At cost:	123,801	119,934
Less: Accumulated depreciation	(56,718)	(34,564)
Total	$67,083	$85,370